PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2023	23	381	1,387	211	15	2,017
Additions	1	12	90	258	3	364
Disposals	—	—	(3)	—	—	(3)
Depreciation expense	(1)	(31)	(242)	—	(12)	(286)
Transfer and other changes	2	23	178	(209)	6	—
Effect of changes in foreign exchange rates	—	(5)	(25)	(2)	—	(32)
Property, plant and equipment disposed of through business combination	—	(1)	(4)	(7)	(1)	(13)
Net balance at December 31, 2023	25	379	1,381	251	11	2,047

Cost	44	659	3,103	268	52	4,126
Less accumulated depreciation and impairment	(19)	(280)	(1,722)	(17)	(41)	(2,079)
Net balance at December 31, 2023	25	379	1,381	251	11	2,047

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2022	21	374	1,411	127	15	1,948
Additions	—	14	90	188	5	297
Disposals	—	—	(4)	—	(1)	(5)
Depreciation expense	(1)	(32)	(230)	(2)	(12)	(277)
Transfer and other changes	2	18	76	(103)	7	—
Effect of changes in foreign exchange rates	1	7	44	1	1	54
Net balance at December 31, 2022	23	381	1,387	211	15	2,017

Cost	42	637	2,957	224	63	3,923
Less accumulated depreciation and impairment	(19)	(256)	(1,570)	(13)	(48)	(1,906)
Net balance at December 31, 2022	23	381	1,387	211	15	2,017

Schedule of Right of Use Assets
Right-of-use assets have been included in the same line item as that in which a corresponding owned asset would be presented.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2023	107	54	—	161
Additions	10	15	—	25
Disposals	—	—	—	—
Depreciation expense	(13)	(18)	—	(31)
Transfer and other changes	—	(13)	—	(13)
Effect of changes in foreign exchange rates	(1)	—	—	(1)
Net balance at December 31, 2023	103	38	—	141

Cost	168	107	1	276
Less accumulated depreciation and impairment	(65)	(69)	(1)	(135)
Net balance at December 31, 2023	103	38	—	141

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2022	108	65	1	174
Additions	11	7	—	18
Disposals	—	(1)	—	(1)
Depreciation expense	(12)	(20)	(1)	(33)
Effect of changes in foreign exchange rates	—	3	—	3
Net balance at December 31, 2022	107	54	—	161

Cost	161	146	1	308
Less accumulated depreciation and impairment	(54)	(92)	(1)	(147)
Net balance at December 31, 2022	107	54	—	161

Schedule of Depreciation Expense and Impairment Losses Relating to Property, Plant and Equipment
Total depreciation expense relating to property, plant and equipment and intangible assets are presented in the Consolidated Income Statement as follows:

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Cost of sales	(278)	(270)	(245)
Selling and administrative expenses	(11)	(12)	(17)
Research and development expenses	(5)	(5)	(5)
Total depreciation expense	(294)	(287)	(267)